Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Practices
We have had no program, plan, or practice pertaining to the timing of stock option grants to Named Executive Officers coinciding with the release of material non-public
information. Annual grants of stock options to employees are typically approved by our Compensation Committee or our president and chief executive officer pursuant to a delegation of authority from our Compensation Committee in the first quarter of each year as part of our annual compensation cycle. Our Board or Compensation Committee may also approve grants at other times as they deem appropriate. The timing of any equity grants to newly-hired employees, or in connection with promotions or other non-routine
grants, is generally tied to the event giving rise to the award, although non-executive
new hire stock option awards are generally approved at the beginning of the calendar month following the individual’s commencement of employment. During 2025, we did not grant any stock options or option-like instruments to any of our Named Executive Officers during the period specified under Item 402(x) of Regulation
S-K.